T. ROWE PRICE Equity Income Portfolio
March 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.2%
COMMUNICATION SERVICES 4.5%
Diversified Telecommunication
Services 0.4%
AT&T  94,307 2,229
Verizon Communications  19,421 989
3,218
Entertainment 1.1%
Walt Disney (1) 62,827 8,617
8,617
Media 3.0%
Comcast, Class A  249,818 11,696
Fox, Class B  90,233 3,274
News, Class A  396,200 8,776
23,746
Total Communication Services 35,581
CONSUMER DISCRETIONARY 2.7%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands (1) 139,294 5,414
5,414
Leisure Products 0.7%
Mattel (1) 240,620 5,344
5,344
Multiline Retail 0.7%
Kohl's  91,130 5,510
5,510
Specialty Retail 0.6%
TJX  81,443 4,934
4,934
Total Consumer Discretionary 21,202
CONSUMER STAPLES 6.5%
Beverages 0.6%
Coca-Cola  72,600 4,501
4,501
Food & Staples Retailing 0.5%
Walmart  28,400 4,229
4,229
Food Products 2.8%
Conagra Brands  306,630 10,294
Mondelez International, Class A  10,547 662
Tyson Foods, Class A  127,122 11,394
22,350
Household Products 1.3%
Kimberly-Clark  87,694 10,800
10,800
Tobacco 1.3%
Altria Group  18,314 957
Shares $ Value
(Cost and value in $000s)
‡
Philip Morris International  96,300 9,046
10,003
Total Consumer Staples 51,883
ENERGY 6.6%
Oil, Gas & Consumable Fuels 6.6%
Chevron  9,971 1,624
Enbridge  15,600 719
EOG Resources  67,396 8,036
Exxon Mobil  100,120 8,269
Hess  33,771 3,615
Occidental Petroleum  52,400 2,973
Targa Resources  6,923 522
TC Energy  159,449 8,996
TotalEnergies (EUR)  280,143 14,175
TotalEnergies, ADR  81,506 4,119
Total Energy 53,048
FINANCIALS 21.4%
Banks 7.6%
Bank of America  97,575 4,022
Citigroup  78,662 4,201
Fifth Third Bancorp  223,106 9,602
Huntington Bancshares  610,720 8,929
JPMorgan Chase  32,909 4,486
PNC Financial Services Group  14,932 2,754
Wells Fargo  554,717 26,882
60,876
Capital Markets 3.9%
Bank of New York Mellon  15,400 764
Charles Schwab  53,300 4,494
Franklin Resources  25,940 724
Goldman Sachs Group  27,394 9,043
Morgan Stanley  69,567 6,080
Raymond James Financial  5,150 566
State Street  104,115 9,071
30,742
Diversified Financial Services 1.2%
Equitable Holdings  303,720 9,388
9,388
Insurance 8.7%
American International Group  341,024 21,406
Chubb  69,993 14,972
Hartford Financial Services Group  51,100 3,669
Loews  211,274 13,695
Marsh & McLennan  7,098 1,210
MetLife  210,800 14,815
69,767
Total Financials 170,773
HEALTH CARE 17.3%
Biotechnology 2.5%
AbbVie  108,502 17,589
Biogen (1) 7,506 1,581
Gilead Sciences  15,800 939
20,109

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment &
Supplies 3.7%
Becton Dickinson & Company  49,366 13,131
Medtronic  96,711 10,730
Zimmer Biomet Holdings  43,500 5,564
29,425
Health Care Providers &
Services 6.4%
Anthem  39,595 19,450
Cardinal Health  68,700 3,895
Centene (1) 62,413 5,255
Cigna  34,462 8,257
CVS Health  103,409 10,466
UnitedHealth Group  8,080 4,121
51,444
Pharmaceuticals 4.7%
AstraZeneca, ADR  60,400 4,007
GlaxoSmithKline (GBP)  39,590 856
Johnson & Johnson  56,894 10,083
Merck  74,000 6,072
Organon  3,150 110
Pfizer  175,469 9,084
Sanofi (EUR)  47,221 4,828
Sanofi, ADR  51,200 2,629
37,669
Total Health Care 138,647
INDUSTRIALS & BUSINESS
SERVICES 10.6%
Aerospace & Defense 2.5%
Boeing (1) 35,086 6,719
L3Harris Technologies  54,499 13,541
20,260
Air Freight & Logistics 2.6%
United Parcel Service, Class B  96,350 20,663
20,663
Airlines 0.3%
Southwest Airlines (1) 48,037 2,200
2,200
Commercial Services &
Supplies 0.8%
Stericycle (1) 111,002 6,540
6,540
Industrial Conglomerates 3.4%
3M  8,900 1,325
General Electric  219,492 20,084
Siemens (EUR)  38,684 5,356
26,765
Machinery 0.6%
Flowserve  22,166 796
PACCAR  41,283 3,636
4,432
Shares $ Value
(Cost and value in $000s)
‡
Professional Services 0.4%
Nielsen Holdings  115,838 3,156
3,156
Total Industrials & Business Services 84,016
INFORMATION TECHNOLOGY 8.2%
Communications Equipment 0.5%
Cisco Systems  67,528 3,765
3,765
Electronic Equipment, Instruments
& Components 0.3%
TE Connectivity  17,500 2,292
2,292
IT Services 0.6%
Fiserv (1) 44,381 4,500
4,500
Semiconductors & Semiconductor
Equipment 4.6%
Applied Materials  52,529 6,923
NXP Semiconductors  10,000 1,851
QUALCOMM  126,371 19,312
Texas Instruments  46,779 8,583
36,669
Software 2.2%
Citrix Systems  58,135 5,866
Microsoft  38,091 11,744
17,610
Total Information Technology 64,836
MATERIALS 5.4%
Chemicals 3.7%
Akzo Nobel (EUR)  27,445 2,358
CF Industries Holdings  167,462 17,259
DuPont de Nemours  7,429 547
International Flavors & Fragrances  61,006 8,012
RPM International  18,788 1,530
29,706
Containers & Packaging 1.7%
International Paper  286,339 13,215
13,215
Total Materials 42,921
REAL ESTATE 4.5%
Equity Real Estate Investment
Trusts 4.5%
Equity Residential, REIT  137,296 12,346
Rayonier, REIT  158,475 6,517
Vornado Realty Trust, REIT  21,700 983
Welltower, REIT  32,400 3,115
Weyerhaeuser, REIT  338,708 12,837
Total Real Estate 35,798
UTILITIES 8.5%
Electric Utilities 3.5%
NextEra Energy  50,168 4,250

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Southern  280,012 20,303
Xcel Energy  51,100 3,688
28,241
Multi-Utilities 5.0%
Ameren  56,864 5,332
Dominion Energy  103,100 8,760
NiSource  302,128 9,608
Sempra Energy  98,474 16,555
40,255
Total Utilities 68,496
Total Miscellaneous Common
Stocks  0.0% (2) 99
Total Common Stocks (Cost
$495,549) 767,300
CONVERTIBLE PREFERRED STOCKS 1.4%
HEALTH CARE 0.4%
Health Care Equipment &
Supplies 0.4%
Becton Dickinson & Company, Series
B, 6.00%, 6/1/23  54,469 2,874
Total Health Care 2,874
UTILITIES 1.0%
Electric Utilities 0.7%
NextEra Energy, 5.279%, 3/1/23  43,435 2,265
Southern, Series A, 6.75%, 8/1/22  57,257 3,103
5,368
Multi-Utilities 0.3%
NiSource, 7.75%, 3/1/24  20,959 2,484
2,484
Total Utilities 7,852
Total Convertible Preferred Stocks
(Cost $9,802) 10,726
PREFERRED STOCKS 0.9%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.9%
Volkswagen (EUR)  40,049 6,883
Total Consumer Discretionary 6,883
Total Preferred Stocks (Cost $6,915) 6,883
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve
Fund, 0.29% (3)(4) 12,183,901 12,184
Total Short-Term Investments (Cost
$12,184) 12,184
Total Investments in
Securities 100.0%
(Cost $524,450) $ 797,093
Other Assets Less Liabilities 0.0% 48
Net Assets 100.0% $ 797,141

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — # $ — $ 4 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government Reserve Fund, 0.29% $ 12,113 ¤ ¤ $ 12,184 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $4 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $12,184.

T. ROWE PRICE Equity Income Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Income Portfolio  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Equity Income Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E300-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 739,727 $ 27,573 $ — $ 767,300
Convertible Preferred Stocks — 10,726 — 10,726
Preferred Stocks — 6,883 — 6,883
Short-Term Investments 12,184 — — 12,184
Total $ 751,911 $ 45,182 $ — $ 797,093